UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: May 1, 2013 – July 31, 2013

Item 1. Schedule of Investments

White Oak

White Oak Select Growth Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (99.5%)
CONSUMER DISCRETIONARY (4.9%)
Internet & Catalog Retail (4.9%)
Amazon.com, Inc.(a)	41,000	$12,350,020

ENERGY (7.3%)
Energy Equipment & Services (3.7%)
Transocean, Ltd.	195,000	9,196,200

Oil, Gas & Consumable Fuels (3.6%)
Exxon Mobil Corp.	98,000	9,187,500

FINANCIALS (32.0%)
Capital Markets (10.6%)
The Charles Schwab Corp.	747,200	16,505,648
US Bancorp	280,000	10,449,600

		26,955,248

Commercial Banks (8.7%)
CIT Group, Inc.(a)	199,400	9,991,934
M&T Bank Corp.	60,000	7,011,600
TCF Financial Corp.	325,000	4,953,000

		21,956,534

Diversified Financial Services (6.5%)
JPMorgan Chase & Co.	295,400	16,462,642

Insurance (6.2%)
ACE, Ltd.	173,500	15,854,430

HEALTH CARE (21.0%)
Biotechnology (6.0%)
Amgen, Inc.	140,100	15,171,429

Health Care Equipment & Supplies (8.6%)
CR Bard, Inc.	99,000	11,345,400
Stryker Corp.	149,000	10,498,540

		21,843,940

Health Care Providers & Services (3.3%)
Express Scripts Holding Co.(a)	130,000	8,521,500

Pharmaceuticals (3.1%)
Teva Pharmaceutical Industries, Ltd. ADR	197,000	7,820,900

INFORMATION TECHNOLOGY (34.0%)
Communications Equipment (9.0%)
Cisco Systems, Inc.	630,000	16,096,500
Qualcomm, Inc.	103,100	6,655,105

		22,751,605

Computers & Peripherals (4.4%)
International Business Machines Corp.	56,900	11,097,776

Internet Software & Services (6.0%)
Google, Inc. - Class A(a)	17,200	15,266,720

IT Services (3.5%)
Cognizant Technology Solutions Corp. - Class A(a)	124,000	8,976,360

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (5.7%)
Broadcom Corp. - Class A	75,000	$2,067,750
KLA-Tencor Corp.	211,800	12,417,834

		14,485,584

Software (5.4%)
Salesforce.com, Inc.(a)	158,400	6,930,000
Symantec Corp.	250,000	6,670,000

		13,600,000

MATERIALS (0.3%)
Metals & Mining (0.3%)
Goldcorp, Inc.	30,000	846,900

TOTAL COMMON STOCKS (Cost $212,412,341)		252,345,288

SHORT TERM INVESTMENTS (0.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	1,626,692	1,626,692

TOTAL SHORT TERM INVESTMENTS (Cost $1,626,692)		1,626,692

TOTAL INVESTMENTS - (100.1%) (Cost $214,039,033)		$253,971,980

Liabilities in Excess of Other Assets - (-0.1%)		(143,082)

NET ASSETS - (100.0%)		$253,828,898

(a)Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak

Pin Oak Equity Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.3%)
CONSUMER DISCRETIONARY (11.8%)
Auto Components (1.8%)
Visteon Corp.(a)	22,300	$1,468,901

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.(a)	6,350	1,912,747

Media (7.6%)
The Interpublic Group of Cos., Inc.	152,000	2,500,400
News Corp. - Class A(a)	27,250	434,092
Twenty-First Century Fox, Inc.	109,000	3,256,920

		6,191,412

CONSUMER STAPLES (1.8%)
Household Products (1.8%)
Energizer Holdings, Inc.	14,500	1,476,100

ENERGY (7.5%)
Energy Equipment & Services (5.7%)
Diamond Offshore Drilling, Inc.	35,600	2,400,864
Nabors Industries, Ltd.	146,600	2,256,174

		4,657,038

Oil, Gas & Consumable Fuels (1.8%)
Royal Dutch Shell PLC, ADR	21,873	1,495,020

FINANCIALS (37.1%)
Capital Markets (9.7%)
The Bank of New York Mellon Corp.	77,000	2,421,650
The Charles Schwab Corp.	188,000	4,152,920
Morgan Stanley	49,500	1,346,895

		7,921,465

Commercial Banks (17.9%)
CIT Group, Inc.(a)	68,500	3,432,535
First Bancorp	57,735	913,945
Great Southern Bancorp, Inc.	55,845	1,630,674
International Bancshares Corp.	99,500	2,408,895
SunTrust Banks, Inc.	51,200	1,781,248
Wells Fargo & Co.	101,000	4,393,500

		14,560,797

Consumer Finance (4.2%)
Capital One Financial Corp.	49,400	3,409,588

Insurance (5.3%)
Assurant, Inc.	6,000	324,960
Everest Re Group, Ltd.	10,100	1,348,653
The Travelers Cos., Inc.	31,000	2,590,050

		4,263,663

INDUSTRIALS (10.0%)
Aerospace & Defense (6.6%)
Lockheed Martin Corp.	19,400	2,330,328
Raytheon Co.	42,000	3,017,280

		5,347,608

Machinery (3.4%)
Parker Hannifin Corp.	26,800	2,767,904

Security Description	Shares	Value
Machinery (continued)
INFORMATION TECHNOLOGY (27.0%)
Electronic Equipment & Instruments (2.2%)
Flextronics International, Ltd.(a)	206,000	$1,783,960

Internet Software & Services (6.3%)
Google, Inc. - Class A(a)	3,500	3,106,600
IAC/InterActive Corp.	40,856	2,067,722

		5,174,322

IT Services (9.8%)
Amdocs, Ltd.	92,672	3,565,092
Paychex, Inc.	43,049	1,697,853
The Western Union Co.	152,000	2,729,920

		7,992,865

Semiconductors & Semiconductor Equipment (1.6%)
KLA-Tencor Corp.	21,800	1,278,134

Software (7.1%)
BMC Software, Inc.(a)	47,000	2,160,590
Microsoft Corp.	113,300	3,606,339

		5,766,929

MATERIALS (1.1%)
Metals & Mining (1.1%)
Teck Resources, Ltd. - Class B	38,814	909,412

TOTAL COMMON STOCKS (Cost $65,218,480)		78,377,865

SHORT TERM INVESTMENTS (3.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,931,527	2,931,527

TOTAL SHORT TERM INVESTMENTS (Cost $2,931,527)		2,931,527

TOTAL INVESTMENTS - (99.9%) (Cost $68,150,007)		$81,309,392

Assets in Excess of Other Liabilities - (0.1%)		41,416

NET ASSETS - (100.0%)		$81,350,808

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak

Rock Oak Core Growth Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (90.4%)
CONSUMER DISCRETIONARY (9.3%)
Hotels, Restaurants & Leisure (3.7%)
Wynn Resorts, Ltd.	2,000	$266,260

Media (2.0%)
DISH Network Corp. - Class A	3,200	142,880

Specialty Retail (3.6%)
Staples, Inc.	14,850	252,747

ENERGY (4.9%)
Energy Equipment & Services (3.2%)
Transocean, Ltd.	3,600	169,776
Weatherford International, Ltd.(a)	4,200	58,632

		228,408

Oil, Gas & Consumable Fuels (1.7%)
HollyFrontier Corp.	2,600	118,430

FINANCIALS (16.3%)
Capital Markets (2.1%)
The Bank of New York Mellon Corp.	4,750	149,388

Commercial Banks (7.2%)
Comerica, Inc.	6,000	255,240
SunTrust Banks, Inc.	7,200	250,488

		505,728

Consumer Finance (4.2%)
American Express Co.	1,800	132,786
Capital One Financial Corp.	2,400	165,648

		298,434

Insurance (2.8%)
Hartford Financial Services Group, Inc.	6,400	197,504

HEALTH CARE (8.1%)
Biotechnology (2.1%)
Gilead Sciences, Inc.(a)	2,400	147,480

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	2,300	134,021

Life Sciences Tools & Services (4.1%)
Illumina, Inc.(a)	3,700	295,334

INDUSTRIALS (5.7%)
Aerospace & Defense (5.7%)
General Dynamics Corp.	1,000	85,340
Honeywell International, Inc.	1,800	149,364
Lockheed Martin Corp.	1,400	168,168

		402,872

INFORMATION TECHNOLOGY (44.2%)
Communications Equipment (1.7%)
F5 Networks, Inc.(a)	1,400	122,864

Computers & Peripherals (10.6%)
Apple, Inc.	700	316,750

Security Description	Shares	Value
Computers & Peripherals (continued)
NetApp, Inc.	4,800	$197,376
Western Digital Corp.	3,650	234,987

		749,113

Electronic Equipment & Instruments (1.9%)
Amphenol Corp. - Class A	1,750	137,480

IT Services (7.9%)
Cognizant Technology Solutions Corp. - Class A(a)	2,100	152,019
Computer Sciences Corp.	4,750	226,385
Mastercard, Inc. - Class A	300	183,183

		561,587

Semiconductors & Semiconductor Equipment (4.7%)
Broadcom Corp. - Class A	3,900	107,523
Linear Technology Corp.	5,500	223,080

		330,603

Software (17.4%)
Autodesk, Inc.(a)	4,200	148,638
CA, Inc.	8,300	246,842
Salesforce.com, Inc.(a)	5,000	218,750
Symantec Corp.	9,700	258,796
VMware, Inc. - Class A(a)	1,700	139,723
Workday, Inc. - Class A(a)	3,200	218,528

		1,231,277

MATERIALS (1.9%)
Chemicals (1.9%)
CF Industries Holdings, Inc.	700	137,207

TOTAL COMMON STOCKS (Cost $4,543,640)		6,409,617

SHORT TERM INVESTMENTS (9.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	684,563	684,563

TOTAL SHORT TERM INVESTMENTS (Cost $684,563)		684,563

TOTAL INVESTMENTS - (100.1%) (Cost $5,228,203)		$7,094,180

Liabilities in Excess of Other Assets - (-0.1%)		(7,210)

NET ASSETS - (100.0%)		$7,086,970

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak

River Oak Discovery Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.0%)
CONSUMER DISCRETIONARY (24.6%)
Diversified Consumer Services (13.1%)
Apollo Group, Inc. - Class A(a)	13,600	$247,792
Capella Education Co.(a)	7,100	347,971
DeVry, Inc.	10,600	318,848
K12, Inc.(a)	10,000	311,000
Weight Watchers International, Inc.	9,450	448,402

		1,674,013

Hotels, Restaurants & Leisure (2.4%)
Ctrip.com International, Ltd. ADR(a)	8,350	305,861

Leisure Equipment & Products (4.3%)
LeapFrog Enterprises, Inc.(a)	47,800	550,656

Media (2.8%)
Morningstar, Inc.	4,650	354,423

Specialty Retail (2.0%)
Aeropostale, Inc.(a)	17,000	257,210

CONSUMER STAPLES (7.4%)
Beverages (1.9%)
The Boston Beer Co., Inc. - Class A(a)	1,350	241,623

Food & Staples Retailing (2.4%)
The Andersons, Inc.	5,150	305,498

Food Products (3.1%)
B&G Foods, Inc.	11,625	405,015

ENERGY (3.7%)
Energy Equipment & Services (3.7%)
Atwood Oceanics, Inc.(a)	4,000	225,360
Dril-Quip, Inc.(a)	2,800	254,548

		479,908

FINANCIALS (15.3%)
Capital Markets (2.2%)
Janus Capital Group, Inc.	29,400	275,478

Commercial Banks (5.5%)
PrivateBancorp, Inc.	16,300	384,517
Zions Bancorporation	10,800	320,112

		704,629

Insurance (5.5%)
Assurant, Inc.	9,300	503,688
CNO Financial Group, Inc.	14,000	199,920

		703,608

Thrifts & Mortgage Finance (2.1%)
ViewPoint Financial Group, Inc.	12,600	271,782

HEALTH CARE (6.3%)
Biotechnology (6.3%)
Cubist Pharmaceuticals, Inc.(a)	6,750	420,727
United Therapeutics Corp.(a)	5,150	385,426

		806,153

Security Description	Shares	Value
INDUSTRIALS (2.7%)
Professional Services (2.7%)
ICF International, Inc.(a)	10,271	$342,949

INFORMATION TECHNOLOGY (36.0%)
Computers & Peripherals (6.0%)
3D Systems Corp.(a)	7,650	361,309
Fusion-io, Inc.(a)	15,000	216,300
Stratasys, Ltd.(a)	2,150	190,598

		768,207

Electronic Equipment & Instruments (8.3%)
Dolby Laboratories, Inc. - Class A	9,500	312,455
Hollysys Automation Technologies, Ltd.(a)	28,700	389,746
Itron, Inc.(a)	4,800	206,976
Newport Corp.(a)	10,258	150,280

		1,059,457

Internet Software & Services (5.6%)
MercadoLibre, Inc.	3,650	428,619
Sohu.com, Inc.(a)	4,650	290,486

		719,105

IT Services (3.1%)
Unisys Corp.(a)	15,200	394,288

Semiconductors & Semiconductor Equipment (10.8%)
Cirrus Logic, Inc.(a)	13,850	267,028
Kulicke & Soffa Industries, Inc.(a)	26,800	312,756
Magnachip Semiconductor Corp.(a)	13,550	278,588
Marvell Technology Group, Ltd.	21,300	276,261
Veeco Instruments, Inc.(a)	7,000	243,320

		1,377,953

Software (2.2%)
Fortinet, Inc.(a)	13,450	285,812

TOTAL COMMON STOCKS (Cost $8,747,400)		12,283,628

SHORT TERM INVESTMENTS (4.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	524,452	524,452

TOTAL SHORT TERM INVESTMENTS (Cost $524,452)		524,452

TOTAL INVESTMENTS - (100.1%) (Cost $9,271,852)		$12,808,080

Liabilities in Excess of Other Assets - (-0.1%)		(12,637)

NET ASSETS - (100.0%)		$12,795,443

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak

Red Oak Technology Select Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (2.2%)
Internet & Catalog Retail (2.2%)
Amazon.com, Inc.(a)	6,450	$1,942,869

INDUSTRIALS (7.2%)
Aerospace & Defense (7.2%)
Huntington Ingalls Industries, Inc.	38,466	2,391,816
Northrop Grumman Corp.	45,000	4,142,700

		6,534,516

INFORMATION TECHNOLOGY (88.4%)
Communications Equipment (5.1%)
Blackberry Ltd.(a)	43,100	380,573
Cisco Systems, Inc.	167,000	4,266,850

		4,647,423

Computers & Peripherals (17.2%)
Apple, Inc.	3,960	1,791,900
Dell, Inc.	128,300	1,625,561
EMC Corp.	26,000	679,900
Hewlett-Packard Co.	102,500	2,632,200
International Business Machines Corp.	17,000	3,315,680
Lexmark International, Inc. - Class A	54,000	2,024,460
Western Digital Corp.	55,100	3,547,338

		15,617,039

Electronic Equipment & Instruments (7.8%)
Arrow Electronics, Inc.(a)	36,900	1,684,485
Corning, Inc.	170,000	2,582,300
Flextronics International, Ltd.(a)	20,000	173,200
Ingram Micro, Inc. - Class A(a)	116,600	2,661,978

		7,101,963

Internet Software & Services (5.6%)
Google, Inc. - Class A(a)	3,850	3,417,260
IAC/InterActive Corp.	32,000	1,619,520

		5,036,780

IT Services (14.9%)
Accenture PLC - Class A	45,700	3,373,117
Alliance Data Systems Corp.(a)	23,000	4,548,940
Computer Sciences Corp.	44,000	2,097,040
CSG Systems International, Inc.	27,129	642,415
Total System Services, Inc.	103,000	2,823,230

		13,484,742

Semiconductors & Semiconductor Equipment (16.8%)
Applied Materials, Inc.	94,000	1,533,140
Intel Corp.	109,500	2,551,350
KLA-Tencor Corp.	60,900	3,570,567
Marvell Technology Group, Ltd.	165,400	2,145,238
NVIDIA Corp.	135,000	1,948,050
Spansion, Inc. - Class A(a)	109,662	1,294,012
Xilinx, Inc.	48,000	2,241,120

		15,283,477

Software (21.0%)
CA, Inc.	119,000	3,539,060
Check Point Software Technologies, Ltd.(a)	69,400	3,907,914
Microsoft Corp.	84,000	2,673,720
Oracle Corp.	74,000	2,393,900
Symantec Corp.	168,000	4,482,240

Security Description	Shares	Value
Software (continued)
Synopsys, Inc.(a)	54,800	$2,029,792

		19,026,626

TOTAL COMMON STOCKS (Cost $78,573,658)		88,675,435

SHORT TERM INVESTMENTS (2.6%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	2,376,663	2,376,663

TOTAL SHORT TERM INVESTMENTS (Cost $2,376,663)		2,376,663

TOTAL INVESTMENTS - (100.4%) (Cost $80,950,321)		$91,052,098

Liabilities in Excess of Other Assets - (-0.4%)		(331,608)

NET ASSETS - (100.0%)		$90,720,490

(a) Non-income producing security.

Common Abbreviations:

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak

Black Oak Emerging Technology Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (88.1%)
HEALTH CARE (3.2%)
Life Sciences Tools & Services (3.2%)
Illumina, Inc.(a)	11,300	$901,966

INDUSTRIALS (0.3%)
Professional Services (0.3%)
ICF International, Inc.(a)	2,901	96,864

INFORMATION TECHNOLOGY (84.6%)
Communications Equipment (4.8%)
Qualcomm, Inc.	21,150	1,365,233

Computers & Peripherals (18.9%)
3D Systems Corp.(a)	17,350	819,440
Apple, Inc.	2,750	1,244,375
EMC Corp.	26,850	702,128
Fusion-io, Inc.(a)	23,000	331,660
NetApp, Inc.	16,900	694,928
Stratasys, Ltd.(a)	6,300	558,495
Western Digital Corp.	15,950	1,026,861

		5,377,887

Electronic Equipment & Instruments (6.4%)
Amphenol Corp. - Class A	6,600	518,496
Arrow Electronics, Inc.(a)	21,000	958,650
Newport Corp.(a)	24,142	353,680

		1,830,826

Internet Software & Services (8.6%)
MercadoLibre, Inc.	8,100	951,183
NetEase.com, Inc. ADR	14,900	949,279
Sohu.com, Inc.(a)	8,700	543,489

		2,443,951

IT Services (12.8%)
Alliance Data Systems Corp.(a)	4,000	791,120
Cognizant Technology Solutions Corp. - Class A(a)	13,850	1,002,601
Computer Sciences Corp.	20,650	984,179
Unisys Corp.(a)	33,300	863,802

		3,641,702

Semiconductors & Semiconductor Equipment (14.4%)
Cirrus Logic, Inc.(a)	45,000	867,600
Lam Research Corp.(a)	20,000	984,400
Linear Technology Corp.	30,200	1,224,912
Marvell Technology Group, Ltd.	79,500	1,031,115

		4,108,027

Software (18.7%)
ANSYS, Inc.(a)	9,700	774,448
CA, Inc.	33,950	1,009,673
Citrix Systems, Inc.(a)	16,200	1,166,724
Fortinet, Inc.(a)	22,700	482,375
Salesforce.com, Inc.(a)	27,200	1,190,000
Workday, Inc. - Class A(a)	10,300	703,387

		5,326,607

TOTAL COMMON STOCKS (Cost $20,234,835)		25,093,063

Security Description	Shares	Value
SHORT TERM INVESTMENTS (12.2%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	3,459,612	$3,459,612

TOTAL SHORT TERM INVESTMENTS (Cost $3,459,612)		3,459,612

TOTAL INVESTMENTS - (100.3%) (Cost $23,694,447)		$28,552,675

Liabilities in Excess of Other Assets - (-0.3%)		(86,338)

NET ASSETS - (100.0%)		$28,466,337

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited.

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak

Live Oak Health Sciences Fund - Schedules of Investments

As of July 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.3%)
HEALTH CARE (98.3%)
Biotechnology (4.5%)
Amgen, Inc.	16,800	$1,819,272
Targacept, Inc.(a)	23,881	119,405

		1,938,677

Health Care Equipment & Supplies (29.4%)
Becton Dickinson and Co.	16,900	1,752,868
Boston Scientific Corp.(a)	142,500	1,556,100
CareFusion Corp.(a)	14,900	574,693
Covidien PLC	15,100	930,613
CR Bard, Inc.	18,800	2,154,480
Greatbatch, Inc.(a)	37,884	1,432,015
Medtronic, Inc.	22,100	1,220,804
Stryker Corp.	17,000	1,197,820
Zimmer Holdings, Inc.	21,300	1,778,124

		12,597,517

Health Care Providers & Services (30.0%)
AmerisourceBergen Corp.	35,800	2,086,066
Cardinal Health, Inc.	38,800	1,943,492
McKesson Corp.	14,050	1,723,373
Omnicare, Inc.	27,000	1,425,330
Owens & Minor, Inc.	32,000	1,150,720
Patterson Cos., Inc.	29,200	1,193,988
PharMerica Corp.(a)	73,392	1,074,459
UnitedHealth Group, Inc.	12,500	910,625
WellPoint, Inc.	15,700	1,343,292

		12,851,345

Life Sciences Tools & Services (8.2%)
Agilent Technologies, Inc.	32,100	1,435,833
Techne Corp.	8,900	656,286
Waters Corp.(a)	14,000	1,413,160

		3,505,279

Pharmaceuticals (26.2%)
AstraZeneca PLC ADR	28,800	1,460,736
Eli Lilly & Co.	18,000	955,980
GlaxoSmithKline PLC ADR	25,600	1,304,576
Johnson & Johnson	13,700	1,280,950
Mallinckrodt PLC(a)	1,887	86,595
Merck & Co., Inc.	30,000	1,445,100
Novartis AG ADR	16,700	1,195,887
Pfizer, Inc.	51,554	1,506,924
Sanofi ADR	22,892	1,178,480
Teva Pharmaceutical Industries, Ltd. ADR	18,300	726,510
Zoetis, Inc.	2,172	64,747

		11,206,485

TOTAL COMMON STOCKS (Cost $28,061,107)		42,099,303

Security Description	Shares	Value
SHORT TERM INVESTMENTS (1.7%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.010%)	718,721	$718,721

TOTAL SHORT TERM INVESTMENTS (Cost $718,721)		718,721

TOTAL INVESTMENTS - (100.0%) (Cost $28,779,828)		$42,818,024

Liabilities in Excess of Other Assets - (0.0%)(b)		(8,671)

NET ASSETS - (100.0%)		$42,809,353

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited.

PLC - Public Limited Company.

The accompanying notes are an integral part of the quarterly schedules of investments.

As of July 31, 2013 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedule of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been.

provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At July 31, 2013, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of July 31, 2013	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	45,452,122	14,178,535	1,938,307	3,560,056
Gross depreciation (excess of tax cost over value)	(5,519,175)	(1,019,150)	(72,330)	(30,111)
Net unrealized appreciation/(depreciation)	39,932,947	13,159,385	1,865,977	3,529,945
Cost of investment for income tax purposes	214,039,033	68,150,007	5,228,203	9,278,135

As of July 31, 2013	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	13,059,060	5,292,570	14,238,712
Gross depreciation (excess of tax cost over value)	(3,948,670)	(434,341)	(204,242)
Net unrealized appreciation/(depreciation)	9,110,390	4,858,229	14,034,470
Cost of investment for income tax purposes	81,941,708	23,694,447	28,783,554

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, and;

Level 3 - Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Assets
Common Stocks	$252,345,288	$–	$–	$252,345,288
Short Term Investments	1,626,692	–	–	1,626,692
Total	$253,971,980	$–	$–	$253,971,980

PIN OAK EQUITY FUND
Assets
Common Stocks	$78,377,865	$–	$–	$78,377,865
Short Term Investments	2,931,527	–	–	2,931,527
Total	$81,309,392	$–	$–	$81,309,392

ROCK OAK CORE GROWTH FUND
Assets
Common Stocks	$6,409,617	$–	$–	$6,409,617
Short Term Investments	684,563	–	–	684,563
Total	$7,094,180	$–	$–	$7,094,180

RIVER OAK DISCOVERY FUND
Assets
Common Stocks	$12,283,628	$–	$–	$12,283,628
Short Term Investments	524,452	–	–	524,452
Total	$12,808,080	$–	$–	$12,808,080

RED OAK TECHNOLOGY SELECT FUND
Assets
Common Stocks	$88,675,435	$–	$–	$88,675,435
Short Term Investments	2,376,663	–	–	2,376,663
Total	$91,052,098	$–	$–	$91,052,098

BLACK OAK EMERGING TECHNOLOGY FUND
Assets
Common Stocks	$25,093,063	$–	$–	$25,093,063
Short Term Investments	3,459,612	–	–	3,459,612
Total	$28,552,675	$–	$–	$28,552,675

LIVE OAK HEALTH SCIENCES FUND
Assets
Common Stocks	$42,099,303	$–	$–	$42,099,303
Short Term Investments	718,721	–	–	718,721
Total	$42,818,024	$–	$–	$42,818,024

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments. There were no significant transfers between Level 1 and Level 2 during the period. There were no Level 3 securities held during the period ended July 31, 2013.

Item 2. Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	September 27, 2013

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	September 27, 2013